Other Assets	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Other Assets	NOTE 16 OTHER ASSETS 2021 2020 Deferred income tax assets (Note 8) 262 242 Ammonia catalysts – net of accumulated amortization of $85 (2020 – $76) 88 89 Long-term income tax receivable (Note 8) 166 305 Accrued pension benefit assets (Note 21) 170 109 Other 143 169 829 914